18. Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Schedule of employee benefits
18.	Employee benefits
	12.31.2020	12.31.2019
Voluntary Severance Program (PDV)	900	140
Employees variable compensation program	522	655
Accrued vacation pay	470	660
Salaries and related charges	204	212
Profit sharing	4	16
Total	2,100	1,683
Current	1,953	1,645
Non-current	147	38

Schedule of pension plan assets

Recognition of the provision for expenses occur as employees enroll to the programs. Changes in the provision for expenses relating to voluntary severance programs implemented by the Company are set out as follows:

	12.31.2020	12.31.2019
Opening Balance	140	35
Discontinued operations	−	(21)
Enrollments	1,076	200
Revision of provisions	(59)	(2)
Separations in the period	(245)	(71)
Cumulative translation adjustment	(12)	(1)
Closing Balance	900	140
Current	754	98
Non-current	146	42